Annual Total Returns[BarChart] - PGIM QMA Large Cap Value Fund - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.46%	12.51%	34.08%	13.06%	(6.04%)	22.83%	15.76%	(14.93%)	22.13%	(6.14%)